Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Aug. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits		£ 9	£ 10	£ 10
Annual incentive plan		13	0	10
Non-Executive Directors’ fees		1	1	1
Share-based payments(i)		12	(11)	20
Post employment benefits		1	2	3
Termination benefits(ii)		2	2	0
Key management personnel remuneration		38	£ 4	£ 44
Termination benefits paid		1
Key management personnel compensation that will be paid		£ 1
Diageo Plc
Disclosure of transactions between related parties [line items]
Unlawful distribution	£ 320